Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 130
Addition	313	$ (25)	$ (10)
Amortization and usage	(9)	(5)	(47)
Impairment charges	0	0	(85)
Balance at end of year	35	130
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	130	44	435
Addition	98	340	205
Amortization and usage	(193)	(254)	(511)
Impairment charges			(85)
Balance at end of year	$ 35	$ 130	$ 44